Ordinary shares - Additional Information (Details)				12 Months Ended
	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 28, 2025 CNY (¥) shares	Oct. 31, 2024 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 $ / shares shares	Mar. 10, 2023 shares	Sep. 16, 2022 shares	Feb. 10, 2022 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, issued			20,000,000	22,000,000				20,000,000			50,000
Ordinary shares, par value | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001			$ 1
Number of ordinary shares owned by a shareholder											925
Description of common stock recapitalisation										(i) a 1 for 10,000 stock split on the Company's issued and outstanding ordinary shares, resulting in the 500,000,000 shares authorized and outstanding, and the par value was changed from $1 to $0.0001 after the stock split; (ii) the Company repurchased 495,000,000 shares from shareholders proportionate to original holding ratio, resulting in the 5,000,000 shares issued and outstanding after the recapitalization.
Additional ordinary shares to existing shareholders per the ratio									1:7
Ordinary shares, outstanding			20,000,000	22,000,000				20,000,000
Repurchase of shares			15,000,000
Repurchase of shares price per share | $ / shares			$ 0.0001
Percentage of stock repurchased			43.00%
Proceeds from issuance initial public offering				$ 7,070,278	¥ 50,648,640	¥ 0	¥ 0
Beginning Balance [Member]
Class of Stock [Line Items]
Ordinary shares, issued									30,000,000
Shares Issued During Period New Issues [Member]
Class of Stock [Line Items]
Ordinary shares, issued										5,000,000
Ending Balance [Member]
Class of Stock [Line Items]
Ordinary shares, issued									35,000,000
Ordinary shares, outstanding									35,000,000
IPO [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues	2,000,000	2,000,000
Shares issued, price per share | $ / shares	$ 0.0001
Proceeds from issuance initial public offering	$ 8,000,000	¥ 58,262,400